UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Laudus Institutional Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of December 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

90.1%	Common Stock	215,241,724	246,063,212
7.9%	Preferred Stock	23,342,776	21,456,339
0.9%	Other Investment Company	2,533,341	2,533,341

98.9%	Total Investments	241,117,841	270,052,892
1.1%	Other Assets and Liabilities, Net		2,872,783

100.0%	Net Assets		272,925,675

	Number	Value
Security	of Shares	($)

Common Stock 90.1% of net assets

Brazil 5.8%

Energy 0.1%
Petroleo Brasileiro S.A. ADR	7,700	148,610

Materials 0.8%
Vale S.A. ADR	107,600	2,255,296

Transportation 3.1%
CCR S.A.	528,400	5,019,478
EcoRodovias Infraestrutura e Logistica S.A.	417,900	3,530,974

Utilities 1.8%
CPFL Energia S.A. ADR	238,400	4,996,864

		15,951,222

Chile 2.3%

Utilities 2.3%
Enersis S.A. ADR	338,600	6,169,292

China 16.5%

Banks 1.8%
China Construction Bank Corp., Class H	5,879,390	4,804,708

Capital Goods 1.5%
Beijing Enterprises Holdings Ltd.	649,000	4,256,970

Energy 2.4%
China Shenhua Energy Co., Ltd., Class H	1,498,000	6,710,019

Food, Beverage & Tobacco 0.7%
Want Want China Holdings Ltd.	1,373,000	1,924,130

Household & Personal Products 1.5%
Hengan International Group Co., Ltd.	439,000	4,009,294

Retailing 2.8%
Belle International Holdings Ltd.	3,478,456	7,692,864

Telecommunication Services 3.8%
China Mobile Ltd.	881,000	10,367,338

Utilities 2.0%
China Resources Power Holdings Co., Ltd.	2,078,000	5,353,840

		45,119,163

Hong Kong 2.6%

Consumer Services 2.6%
Sands China Ltd.	1,598,800	7,147,696

India 10.1%

Automobiles & Components 2.2%
Tata Motors Ltd.	1,018,792	5,856,052

Banks 3.9%
Axis Bank Ltd.	205,927	5,174,109
Housing Development Finance Corp., Ltd.	355,627	5,432,842

		10,606,951

Capital Goods 2.3%
Larsen & Toubro Ltd.	211,586	6,282,486

Diversified Financials 1.7%
Rural Electrification Corp., Ltd.	1,034,262	4,685,806

		27,431,295

Indonesia 5.5%

Automobiles & Components 1.6%
PT Astra International Tbk	5,419,000	4,292,647

Banks 2.1%
PT Bank Rakyat Indonesia (Persero) Tbk	7,759,000	5,627,246

Utilities 1.8%
PT Perusahaan Gas Negara (Persero) Tbk	10,521,000	5,037,907

		14,957,800

Kazakhstan 1.4%

Energy 1.4%
KazMunaiGas Exploration Production GDR	206,851	3,723,318

Mexico 7.6%

Banks 3.1%
Grupo Financiero Santander Mexico SAB de CV, Class B ADR *	527,700	8,538,186

Materials 2.8%
Grupo Mexico S.A.B. de C.V., Series B	2,133,142	7,714,844

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.7%
America Movil SAB de C.V., Series L ADR	195,100	4,514,614

		20,767,644

Peru 3.5%

Banks 3.5%
Credicorp Ltd.	65,295	9,569,635

Philippines 2.3%

Telecommunication Services 2.3%
Philippine Long Distance Telephone Co. ADR	102,300	6,272,013

Republic of Korea 8.5%

Automobiles & Components 3.3%
Hyundai Mobis	33,266	9,025,366

Banks 1.8%
KB Financial Group, Inc.	135,356	4,834,764

Semiconductors & Semiconductor Equipment 3.4%
Samsung Electronics Co., Ltd.	6,452	9,270,231

		23,130,361

Russia 4.6%

Banks 0.9%
Sberbank of Russia ADR	193,576	2,431,315

Energy 3.7%
Gazprom OAO ADR	596,832	5,807,175
LUKOIL OAO ADR	65,600	4,428,000

		10,235,175

		12,666,490

South Africa 3.7%

Food, Beverage & Tobacco 3.7%
SABMiller plc	127,713	5,885,551
Tiger Brands Ltd.	111,029	4,281,429

		10,166,980

Taiwan 2.9%

Semiconductors & Semiconductor Equipment 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,398,224	8,021,599

Thailand 3.9%

Banks 1.4%
Kasikornbank PCL NVDR	596,700	3,797,104

Energy 2.5%
PTT PCL	620,500	6,734,423

		10,531,527

Turkey 6.3%

Banks 1.5%
Turkiye Garanti Bankasi A/S	794,947	4,149,168

Energy 2.8%
Tupras-Turkiye Petrol Rafinerileri A/S	268,077	7,783,726

Telecommunication Services 2.0%
Turk Telekomunikasyon A/S	1,378,524	5,359,643

		17,292,537

United States 2.6%

Consumer Services 2.6%
Yum! Brands, Inc.	107,600	7,144,640

Total Common Stock
(Cost $215,241,724)		246,063,212

Preferred Stock 7.9% of net assets

Brazil 7.9%

Banks 2.2%
Itausa - Investimentos Itau S.A.	1,283,643	6,074,970

Energy 1.9%
Petroleo Brasileiro S.A.	541,400	5,161,479

Food, Beverage & Tobacco 1.8%
Companhia de Bebidas das Americas ADR	116,000	4,870,840

Materials 2.0%
Vale S.A. ADR	263,500	5,349,050

Total Preferred Stock
(Cost $23,342,776)		21,456,339

Other Investment Company 0.9% of net assets

United States 0.9%
State Street Institutional U.S. Government Money Market Fund	2,533,341	2,533,341

Total Other Investment Company
(Cost $2,533,341)		2,533,341

End of Investments.

At 12/31/12, the tax basis cost of the fund’s investments was $242,566,192 and the unrealized appreciation and depreciation were $33,850,929 and ($6,364,229), respectively, with a net unrealized appreciation of $27,486,700.

At 12/31/12, the values of certain foreign securities held by the fund aggregating $157,064,535 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Common Stock[1]	$—	$153,267,431	$—	$153,267,431
Brazil[1]	15,951,222	—	—	15,951,222
Chile[1]	6,169,292	—	—	6,169,292
Kazakhstan[1]	3,723,318	—	—	3,723,318
Mexico[1]	20,767,644	—	—	20,767,644
Peru[1]	9,569,635	—	—	9,569,635
Philippines[1]	6,272,013	—	—	6,272,013
Russia[1]	12,666,490	—	—	12,666,490
Thailand[1]	—	3,797,104	—	3,797,104
Energy	6,734,423	—	—	6,734,423
United States[1]	7,144,640	—	—	7,144,640
Preferred Stock
Brazil[1]	21,456,339	—	—	21,456,339
Other Investment Company[1]	2,533,341	—	—	2,533,341

Total	$112,988,357	$157,064,535	$—	$270,052,892

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

REG60670DEC12-00

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of December 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Common Stock	18,086,131	18,857,739
1.4%	Other Investment Company	276,948	276,948

99.9%	Total Investments	18,363,079	19,134,687
0.1%	Other Assets and Liabilities, Net		14,711

100.0%	Net Assets		19,149,398

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Australia 4.1%

Insurance 4.1%
AMP Ltd.	80,240	407,007
QBE Insurance Group Ltd.	33,222	380,655

		787,662

France 16.0%

Banks 1.1%
Societe Generale S.A. *	5,659	215,169

Capital Goods 3.3%
Compagnie de Saint-Gobain	14,753	633,551

Energy 2.9%
Total S.A.	10,664	554,879

Food & Staples Retailing 2.8%
Carrefour S.A.	20,827	536,239

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Sanofi	6,878	652,240

Telecommunication Services 2.5%
France Telecom S.A.	42,612	472,730

		3,064,808

Germany 5.3%

Telecommunication Services 2.3%
Deutsche Telekom AG - Reg’d	39,501	449,636

Utilities 3.0%
RWE AG	13,821	573,260

		1,022,896

Israel 2.0%

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Teva Pharmaceutical Industries Ltd. ADR	10,000	373,400

Italy 3.8%

Banks 1.1%
Intesa Sanpaolo S.p.A.	126,799	219,275

Energy 2.7%
Eni S.p.A.	21,016	514,840

		734,115

Japan 19.6%

Automobiles & Components 3.4%
Toyota Motor Corp.	13,900	649,076

Food & Staples Retailing 2.4%
Seven & I Holdings Co., Ltd.	16,000	451,052

Household & Personal Products 2.6%
Kao Corp.	19,000	495,093

Insurance 2.9%
Tokio Marine Holdings, Inc.	20,300	565,543

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Takeda Pharmaceutical Co., Ltd.	12,800	572,096

Semiconductors & Semiconductor Equipment 1.5%
Tokyo Electron Ltd.	6,200	285,951

Technology Hardware & Equipment 3.8%
Canon, Inc.	18,900	732,559

		3,751,370

Netherlands 5.1%

Food & Staples Retailing 3.0%
Koninklijke Ahold N.V.	42,911	575,394

Media 2.1%
Reed Elsevier N.V.	27,177	402,972

		978,366

Singapore 3.4%

Banks 2.0%
United Overseas Bank Ltd.	23,442	384,543

Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	97,000	263,940

		648,483

Spain 7.2%

Banks 1.5%
Banco Santander S.A.	35,599	289,313

Telecommunication Services 2.5%
Telefonica S.A.	35,581	481,733

Utilities 3.2%
Iberdrola S.A.	107,950	602,869

		1,373,915

 1

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 9.4%

Capital Goods 3.3%
ABB Ltd. - Reg’d *	30,245	627,206

Insurance 2.9%
Zurich Insurance Group AG *	2,085	558,692

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Novartis AG - Reg’d	9,704	613,034

		1,798,932

Taiwan 2.7%

Semiconductors & Semiconductor Equipment 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	152,839	511,217

United Kingdom 19.9%

Energy 5.8%
BP plc	78,585	546,394
Royal Dutch Shell plc, Class A	16,583	570,790

		1,117,184

Food & Staples Retailing 3.3%
Tesco plc	115,683	637,248

Food, Beverage & Tobacco 3.2%
Unilever plc	15,794	613,927

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
GlaxoSmithKline plc	28,040	610,495

Telecommunication Services 2.4%
Vodafone Group plc	181,162	456,033

Utilities 2.0%
National Grid plc	32,930	377,688

		3,812,575

Total Common Stock
(Cost $18,086,131)		18,857,739

Other Investment Company 1.4% of net assets

United States 1.4%
State Street Institutional U.S. Government Money Market Fund	276,948	276,948

Total Other Investment Company
(Cost $276,948)		276,948

End of Investments.

At 12/31/12, the tax basis cost of the fund’s investments was $18,573,519 and the unrealized appreciation and depreciation were $2,069,324 and ($1,508,156), respectively, with a net unrealized appreciation of $561,168.

At 12/31/12, the values of certain foreign securities held by the fund aggregating $18,484,339 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 12/31/12:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Losses
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contract

01/31/2013	State Street Bank London	USD	669,966	AUD	646,500	(5,351)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are

2

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Forward foreign currency exchange contracts: valued at a value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments

 3

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$18,484,339	$—	$18,484,339
Israel[1]	373,400	—	—	373,400
Other Investment Company[1]	276,948	—	—	276,948

Total	$650,348	$18,484,339	$—	$19,134,687

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	($5,351)	$—	$—	($5,351)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

The fund entered into forward foreign currency exchange contracts during the period ended December 31, 2012. The fund invested in forward foreign currency exchange contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60672DEC12-00

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Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Institutional Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President, Chief Executive Officer

Date:	February 27, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President, Chief Executive Officer

Date:	February 27, 2013

By:	/s/ George Pereira
George Pereira
Treasurer, Principal Financial Officer

Date:	February 27, 2013